Loss Per Ordinary Share - Schedule of Reconciliation of Basic and Diluted (Details) - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net (loss) income		$ (209,004)	$ 8,998
Less: net (loss) income attributable to non-controlling interest		(101,269)	98,006
Net loss attributable to Jin Medical International Ltd.		$ (107,735)	$ (89,008)
Denominator:
Weighted average shares outstanding - basic (in Shares)	[1]	7,827,357	7,827,355
Weighted average shares outstanding - diluted (in Shares)	[1]	7,827,357	7,827,355
Loss per ordinary share
Basic (in Dollars per share)		$ (0.01)	$ (0.01)
Diluted (in Dollars per share)		$ (0.01)	$ (0.01)

[1]	Retrospectively adjusted to reflect the 1-for-20 reverse share split effective on March 16, 2026.